Assets Held for Sale (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment Assets Held-for-Sale Disclosure [Abstract]
Schedule of Carrying Amounts of Assets Held for Sale

The carrying amounts of assets held for sale consists of the following:

(in thousands)	June 30, 2023
Tamarack Cellars property, plant and equipment held for sale	$1,059
Less accumulated depreciation and amortization	(548)
Total assets held for sale	$511